Provision (Benefit) for Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Current:
U.S. federal	$ 27,206	$ 3,024	$ 75,200
State and local	8,617	5,115	6,230
Foreign	52,658	27,474	35,179
Total Current	88,481	35,613	116,609
Deferred:
U.S. federal	(8,054)	15,553	17,625
State and local	4,832	1,928	1,907
Foreign	(7,468)	6,568	(10,133)
Total Deferred	(10,690)	24,049	9,399
Provision for Income Taxes	$ 77,791	$ 59,662	$ 126,008